Financial instruments - Risk classification of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Expected credit losses	R$ 97,934	R$ 95,053	R$ 105,989
Trade accounts receivable
Disclosure of internal credit grades [line items]
Expected credit losses	30,300	31,962	R$ 21,109
Trade accounts receivable | Credit risk [member]
Disclosure of internal credit grades [line items]
Credit risk exposure	9,163,160	6,880,416
Expected credit losses	30,300	31,962
Trade accounts receivable | Credit risk [member] | Low Risk | Current and overdue to up 30 days
Disclosure of internal credit grades [line items]
Credit risk exposure	8,899,516	6,549,975
Trade accounts receivable | Credit risk [member] | Average Risk | Later than one month and not later than three months [member]
Disclosure of internal credit grades [line items]
Credit risk exposure	174,048	156,883
Trade accounts receivable | Credit risk [member] | High Risk | Overdue more than 90 days
Disclosure of internal credit grades [line items]
Credit risk exposure	R$ 89,596	R$ 173,558